Real Estate Inventories and Capitalized Interest	12 Months Ended
Dec. 31, 2013
Real Estate Inventories and Capitalized Interest
Real Estate Inventories and Capitalized Interest

3. Real Estate Inventories and Capitalized Interest

        Our real estate inventories are summarized in the table below.

	December 31,
	2013	2012
	(in thousands)
Land and land improvements held for development or sale	$207,810	$140,048
Work in progress	38,486	18,943
Completed inventories	25,372	15,005
Investments in amenities	8,625	9,172

Total real estate inventories	$280,293	$183,168

        Work in progress includes homes and related home site costs in various stages of construction. Completed inventories consist of model homes and related home site costs used to facilitate sales and homes with certificates of occupancy. The carrying value of land and land improvements held for sale was $1.8 million as of both December 31, 2013 and 2012.

        As of December 31, 2013 and 2012, single- and multi-family inventories represented approximately 89% and 84%, respectively, of total real estate inventories. Additionally, as of December 31, 2013 and 2012, high-rise inventories, which consisted solely of land and land improvements, represented approximately 8% and 11%, respectively, of total real estate inventories.

        Our recent capitalized interest activity is summarized in the table below.

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Capitalized interest at the beginning of the year	$7,959	$1,014	$741
Interest incurred	14,278	16,227	18,215
Interest expensed	(2,537)	(6,978)	(16,954)
Interest charged to cost of sales	(4,257)	(2,304)	(988)

Capitalized interest at the end of the year	$15,443	$7,959	$1,014